Cover	Nov. 04, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Entity File Number	000-56679
Entity Registrant Name	Treasure Holdco, Inc.
Entity Central Index Key	0002021031
Entity Tax Identification Number	99-0807091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9335 Harris Corners Pkwy, Suite 300
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28269
City Area Code	866
Local Phone Number	744-7380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	TREASURE HOLDCO, INC.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	101 Oakley Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47710